Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	$ 1,330,733	$ 583,791	$ 204,459
Deferred income taxes, Other
Deferred Income Taxes Constitution1	1,267,994	1,067,729	600,227
Deferred Income Taxes Realization1	(752,222)	(385,564)	(221,817)
Deferred Income Taxes Foreign Exchange1	(340,419)	64,777	922
Deferred income taxes. Ending balance	1,506,086	1,330,733	583,791
Allowance For Financial Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(2,108)	6,299	5,965
Deferred Income Taxes Realization1	2,108	(6,787)
Deferred Income Taxes Foreign Exchange1		(1,620)	334
Deferred income taxes. Ending balance		(2,108)	6,299
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	192,070	123,103	72,343
Deferred income taxes, Other	10
Deferred Income Taxes Constitution1	189,706	103,257	68,971
Deferred Income Taxes Realization1	(41,209)	(45,132)	(34,313)
Deferred Income Taxes Foreign Exchange1	(80,204)	10,842	3,927
Deferred income taxes. Ending balance	260,314	192,070	123,103
Deferred income taxes, Recognized in OCI	(59)
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,520,695	713,193	282,767
Deferred income taxes, Other	10
Deferred Income Taxes Constitution1	1,457,700	1,170,986	669,198
Deferred Income Taxes Realization1	(791,323)	(437,483)	(256,130)
Deferred Income Taxes Foreign Exchange1	(420,623)	73,999	5,183
Deferred income taxes. Ending balance	1,766,400	1,520,695	713,193
Deferred income taxes, Recognized in OCI	(59)
Tax Loss And Negative Basis Of Social Contribution One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	92,918	97,857	77,985
Deferred income taxes, Other	45
Deferred Income Taxes Constitution1	87,296	61,047	19,930
Deferred Income Taxes Realization1	(13,343)	(72,662)	(5,707)
Deferred Income Taxes Foreign Exchange1	(21,313)	6,676	5,649
Deferred income taxes. Ending balance	145,603	92,918	97,857
Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,613,613	811,050	360,752
Deferred income taxes, Other	55
Deferred Income Taxes Constitution1	1,544,996	1,232,033	689,128
Deferred Income Taxes Realization1	(804,666)	(510,145)	(261,837)
Deferred Income Taxes Foreign Exchange1	(441,936)	80,675	10,832
Deferred income taxes. Ending balance	1,912,003	1,613,613	811,050
Deferred income taxes, Recognized in OCI	(59)
Futures Settlement Market [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(11,509)	(13,739)	(18,850)
Deferred Income Taxes Constitution1	(928)	(3,082)	(7,821)
Deferred Income Taxes Realization1	2,820	5,772	13,730
Deferred Income Taxes Foreign Exchange1	471	(460)	(798)
Deferred income taxes. Ending balance	(9,146)	(11,509)	(13,739)
Fair Value Changes Financial Instruments One [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(9,332)	(3,291)	(2,144)
Deferred income taxes, Other	(16)
Deferred Income Taxes Constitution1	(61,851)	(3,537)	(3,744)
Deferred Income Taxes Realization1	170	(194)	4,634
Deferred Income Taxes Foreign Exchange1	9,287	(360)	(51)
Deferred income taxes. Ending balance	(62,091)	(9,332)	(3,291)
Deferred income taxes, Recognized in OCI	(349)	(1,950)	(1,986)
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(54,937)	(24,088)	(8,340)
Deferred Income Taxes Constitution1	(5,098)	(59,381)	46,446
Deferred Income Taxes Realization1	25,200	25,635	(60,338)
Deferred Income Taxes Foreign Exchange1	12,408	2,897	(1,856)
Deferred income taxes. Ending balance	(22,427)	(54,937)	(24,088)
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(75,778)	(41,118)	(29,334)
Deferred income taxes, Other	(16)
Deferred Income Taxes Constitution1	(67,877)	(66,000)	34,881
Deferred Income Taxes Realization1	28,190	31,213
Deferred Income Taxes Foreign Exchange1	22,166	2,077	(2,705)
Deferred income taxes. Ending balance	(93,664)	(75,778)	(41,118)
Deferred income taxes, Recognized in OCI	(349)	(1,950)	(1,986)
Deferred Tax Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	1,537,835	769,932
Deferred income taxes, Other	39
Deferred Income Taxes Constitution1	1,477,119	1,166,033
Deferred Income Taxes Realization1	(776,476)	(478,932)
Deferred Income Taxes Foreign Exchange1	(419,770)	82,752
Deferred income taxes. Ending balance	1,818,339	1,537,835	769,932
Deferred income taxes, Recognized in OCI	(408)	(1,950)
Fair Value Changes Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred Income Taxes	(5,375)	(1,758)	1,057
Deferred Income Taxes Constitution1	12,792	107,410	17,608
Deferred Income Taxes Realization1		(118,829)	(20,194)
Deferred Income Taxes Foreign Exchange1	1,105	7,802	(229)
Deferred income taxes. Ending balance	(2,969)	(5,375)	(1,758)
Deferred income taxes, Recognized in OCI	(11,491)	3,616	2,815
Unused Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Deferred income taxes, Other	39
Deferred Income Taxes Constitution1	1,489,911		741,617
Deferred Income Taxes Realization1	(776,476)	(597,761)	(324,005)
Deferred income taxes, Recognized in OCI	$ (11,899)	1,666	$ 829
Deferred Income Taxes Constitution		$ 1,273,443